SCOPE OF CONSOLIDATION - Joint Ventures Narrative (Details) t in Thousands, € in Millions, $ in Millions										1 Months Ended			12 Months Ended
	Feb. 14, 2023	May 31, 2022 tonne	Apr. 14, 2021	Dec. 09, 2020 t	Mar. 16, 2020 USD ($)	Feb. 13, 2020 USD ($)	Dec. 16, 2019	Dec. 08, 2019	Oct. 26, 2018 USD ($) stage	Dec. 31, 2022 EUR (€)	Oct. 31, 2022 USD ($) tonne blastFurnace	Sep. 30, 2021 t	Dec. 31, 2022 USD ($) tonne plant_system service_center facility plant t	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 15, 2022 tonne	Oct. 19, 2022 tonne	Sep. 30, 2022 tonne	Aug. 26, 2022 USD ($)	Mar. 27, 2020 USD ($)	Nov. 20, 2018 USD ($)
Disclosure of joint ventures [line items]
Proceeds from current borrowings													$ 434	$ 287	$ 430
Carrying amount of interests in associates and joint ventures													$ 10,765	$ 10,319
Number of energy production facilities | facility													4
AMNS India
Disclosure of joint ventures [line items]
Crude steel capacity | tonne													8,800,000
Proportion of ownership interest in joint venture (in percent)													60.00%	60.00%	60.00%
Number of iron ore beneficiation plants | plant													2
Number of service centers | service_center													6
Number of pellet plant systems | plant_system													2
Contractual capital commitments									$ 2,600
Contractual capital commitments, resolution plan, number of stages | stage									2
Contractual capital commitments, resolution plan, period									6 years
Equity interests of acquirer						$ 840
Payments for development project expenditure											$ 7,400
Capacity of rolled products | tonne											15,000,000
Number of blast furnaces | blastFurnace											2
Capacity of blast furnace | tonne											3,000,000							2,000,000
AMNS India | Paradeep, Odisha
Disclosure of joint ventures [line items]
Number of pellet tonnes per annum | t												6,000
Production capacity, number of pellet tonnes per annum | t												12,000
AMNS India | India
Disclosure of joint ventures [line items]
Production capacity, number of pellet tonnes per annum | t												20,000
Acciaierie d'Italia Holding [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			62.00%										62.00%	62.00%
Number of years extension of longstop date		2 years
Facility, electric arc furnace capacity | tonne		2,500,000
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)													50.00%	50.00%	50.00%
Purchase agreement term				5 years									6 years
Purchase agreement amount of tonnes | t				1,500									2,000
Purchase agreement, option to extend term				3 years
Purchase agreement extension, amount of tonnes | t				550
Purchase agreement, option, extended term notice period				6 months
EAF capacity (in tonnes) | tonne													1,500,000
Al Jubail
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)													33.34%	29.23%	40.80%
Other receivables converted to equity, related party													$ 14
Payments to acquire interests in joint venture, capital injection													$ 29
Essar Group | AMNS India
Disclosure of joint ventures [line items]
Identifiable assets acquired (liabilities assumed)																			$ 2,400
Essar Group | AMNS India | Paradeep, Odisha
Disclosure of joint ventures [line items]
Jetty size (in tonne) | tonne																12,000,000
Essar Group | AMNS India | Hazira
Disclosure of joint ventures [line items]
Jetty size (in tonne) | tonne																	25,000,000
Invitalia | Acciaierie d'Italia Holding [Member]
Disclosure of joint ventures [line items]
Consideration paid (received) | €										€ 680
Invitalia | Acciaierie d'Italia Holding [Member] | Major business combination
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	60.00%
ArcelorMittal | Acciaierie d'Italia Holding [Member]
Disclosure of joint ventures [line items]
Consideration paid (received) | €										€ 70
ArcelorMittal | Acciaierie d'Italia Holding [Member] | Major business combination
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	40.00%
Joint Venture | Al Jubail
Disclosure of joint ventures [line items]
Loan receivable															$ 109
Loans receivable converted to equity, related party														$ 109
Other receivables converted to equity, related party														21
Cash injection made to related parties														$ 50
7.0 billion Term Facility, Due in 2020
Disclosure of joint ventures [line items]
Notional amount																					$ 7,000
5.146 billion Term Loan, Due 2030
Disclosure of joint ventures [line items]
Notional amount					$ 5,146
Borrowings maturity, term					10 years
7 billion Bridge Term Facilities
Disclosure of joint ventures [line items]
Notional amount																				$ 7,000
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)							60.00%	60.00%
AMNS India | Joint Venture | NSC
Disclosure of joint ventures [line items]
Cash advances and loans from related parties						325
AMNS India | 7.0 billion Term Facility, Due in 2020
Disclosure of joint ventures [line items]
Proceeds from current borrowings						$ 475
AMNS India | NSC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)								40.00%